Pay vs Performance Disclosure - USD ($)		1 Months Ended	12 Months Ended
	Nov. 20, 2023	Feb. 06, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
											Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO (1)(5)	Compensation Actually Paid to First PEO (1)(6)	Summary Compensation Table Total for Second PEO (2)(5)	Compensation Actually Paid to Second PEO (2)(6)	Summary Compensation Table Total for Third PEO (3)(5)	Compensation Actually Paid to Third PEO (3)(6)	Summary Compensation Table Total for Fourth PEO (4)(5)	Compensation Actually Paid to Fourth PEO (4)(6)	Average Summary Compensation Table Total for Non-PEO NEOs (7)	Average Compensation Actually Paid to Non-PEO NEOs (8)	Total Shareholder Return (9)	Peer Group Total Shareholder Return (9)	Net Income (millions) (10)	Revenue (thousands) (11)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)
2024	$0	$0	$0	$0	$0	$0	$7,692,267	$4,331,297	$1,901,980	$201,973	$12.37	$134.11	($29.1)	$334,294
2023	$0	$0	$0	$0	$9,130,202	($1,220,844)	$876,033	$944,628	$3,777,180	$712,844	$24.20	$103.05	($100.1)	$397,991
2022	$0	$0	$3,464,119	($19,754,948)	$10,361,434	$6,734,905	$0	$0	$2,494,664	($5,247,651)	$70.82	$72.36	$44.2	$365,876
2021	$26,526,940	$2,973,403	$0	$0	$0	$0	$0	$0	$6,616,186	$9,523,295	$188.02	$114.92	($378.7)	$260,086

Named Executive Officers, Footnote [Text Block]

(1)	The first PEO is Clinton Carnell, who served as PEO in 2021. Any Stock or Option Awards granted in the year were forfeited in the year and therefore had a zero value as of the end of the year. Compensation Actually Paid reflects the sum of Salary and All Other Compensation for the year.

(2)	The second PEO is Brenton L. Saunders, who served as our interim CEO from January 1, 2022 to February 6, 2022.

(3)	The third PEO is Andrew Stanleick, who served as our PEO for the remainder of 2022 after Mr. Saunders resumed his role as our Executive Chairman for the fiscal year of 2022.

(4)	The fourth PEO is Marla Beck, who became PEO effective November 20, 2023.

Peer Group Issuers, Footnote [Text Block]

(9) Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year. Peer Group Total Shareholder Return is based on the S&P Consumer Discretionary Select Sector Index, which is what we have used for Item 201(e) purposes in our Annual Report.

Pay versus Performance Other Footnote [Text Block]

(10) The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.

(11) In the Company’s assessment, revenue is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company in 2024 to link compensation actually paid to performance.

Adjustment To PEO Compensation, Footnote [Text Block]
(5)	Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.

(6)	Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.

	2024
	PEO ($)	NEO Average ($)
Summary Compensation Table Total(a)	$7,692,267	$1,901,980
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	$(5,709,798)	$(1,070,829)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	$2,302,660	$222,166
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(c)	$0	$(164,039)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(c)	$0	$76,840
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(c)	$46,168	$(244,046)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$(520,049)
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0
Compensation Actually Paid	$4,331,297	$201,973

(a)	We have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made.

(b)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(c)	In accordance with PvP Rules, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards.

Option Awards: The range of estimates used in the option fair value calculations are as follows:

Assumption	2024	2023	2022	2021
Expected Term	7.00	5.21 - 7.35	4.60 - 8.75	5.60 - 6.00
Volatility	98.04%	72.96% - 100.32%	61.91% - 68.19%	53.52%
Dividend Yield	0%	0%	0%	0%
Risk-Free Rate	4.37%	3.33% - 3.80%	3.04% - 3.94%	1.32% - 1.35%

PSUs with Market Conditions: The range of estimates for performance-based awards with market conditions are as follows:

Assumption	2024	2023	2022	2021
Volatility	111.00%	110.05% - 129.92%	69.69% - 77.08%	56.06% - 57.17%
Dividend Yield	0%	0%	0%	0%
Risk-Free Rate	4.16%	4.13% - 4.67%	4.31%	1.02% - 1.08%

Average Total Compensation Amount for Non-PEO NEO			$ 1,901,980	$ 3,777,180	$ 2,494,664	$ 6,616,186
Non-PEO NEO Average Compensation Actually Paid Amount			$ 201,973	712,844	(5,247,651)	9,523,295
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(7) This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.

2021-2022 non-PEO NEOs	2023 non-PEO NEOs	2024 non-PEO NEOs
Liyuan Woo	Liyuan Woo	Michael Monahan
Indra Pamamull	Michael Monahan	Daniel Watson
Daniel Watson	Daniel Watson	Brad Hauser
Stephan Becker	Brad Hauser

(8) This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed year.

Relationship between Compensation Actually Paid (CAP) for PEO and NEOs (Average) vs. Cumulative TSR of Company and the Peer Group

Relationship between Compensation Actually Paid (CAP) for PEO and NEOs (Average) vs. Cumulative TSR of Company and the Peer Group

The following chart shows the relationship between Compensation Actually Paid to our PEO and Average Compensation Actually Paid to our Other NEOs and our TSR, as well as the relationship between our TSR and the TSR of our peer group.

Relationship between Compensation Actually Paid (CAP) for PEO and NEOs (Average) vs. Net Income

Relationship between Compensation Actually Paid (CAP) for PEO and NEOs (Average) vs. Net Income

The following chart shows the relationship between Compensation Actually Paid to our PEO and Average Compensation Actually Paid to our Other NEOs and Net Income.

Relationship between Compensation Actually Paid (CAP) for PEO and NEOs (Average) vs. Revenue

Relationship between Compensation Actually Paid (CAP) for PEO and NEOs (Average) vs. Revenue

The following chart shows the relationship between Compensation Actually Paid to our PEO and Average Compensation Actually Paid to our Other NEOs and Revenue.

Tabular List [Table Text Block]

Most Important Company Performance Measures for Determining Executive Compensation

Item 402(v) of Regulation S-K also requires that we provide the following tabular list of at least three and not more than seven financial performance measures that we have determined are our most important financial performance measures used to link compensation actually paid to our NEOs for the most recently completed fiscal year to the Company’s performance. These financial performance measures are:

•	Revenue;
•	Adjusted EBITDA;
•	TSR; and
•	Consumable Sales Growth.

Total Shareholder Return Amount			$ 12.37	24.20	70.82	188.02
Peer Group Total Shareholder Return Amount			134.11	103.05	72.36	114.92
Net Income (Loss) Attributable to Parent			$ (29,100,000)	$ (100,100,000)	$ 44,200,000	$ (378,700,000)
Company Selected Measure Amount			334,294,000	397,991,000	365,876,000	260,086,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Revenue;
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA;
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			TSR; and
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Consumable Sales Growth.
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,070,829)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			222,166
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(164,039)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			76,840
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(244,046)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(520,049)
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Clinton Carnell [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Total for PEO			0	$ 0	$ 0	$ 26,526,940
PEO Actually Paid Compensation Amount			0	0	0	$ 2,973,403
PEO Name						Clinton Carnell
Brenton L Saunders [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Total for PEO			0	0	3,464,119	$ 0
PEO Actually Paid Compensation Amount			0	0	(19,754,948)	0
PEO Name		Brenton L. Saunders
Andrew Stanleick [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Total for PEO			0	9,130,202	10,361,434	0
PEO Actually Paid Compensation Amount			0	(1,220,844)	$ 6,734,905	0
PEO Name					Andrew Stanleick
Marla Beck [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Total for PEO			7,692,267	876,033	$ 0	0
PEO Actually Paid Compensation Amount			4,331,297	$ 944,628	$ 0	$ 0
PEO Name	Marla Beck
Marla Beck [Member] | Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,709,798)
Marla Beck [Member] | Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,302,660
Marla Beck [Member] | Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Marla Beck [Member] | Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Marla Beck [Member] | Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			46,168
Marla Beck [Member] | Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Marla Beck [Member] | Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0